Restructuring - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2014
Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges	$ 0	$ 8,159,000
Other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve,current	1,000,000
Non-current other liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring Reserve, Noncurrent	$ 500,000
Onerous Lease | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges		1,969,000
Workforce Reduction | Resource Rationalizations
Restructuring Cost and Reserve [Line Items]
Restructuring charges		$ 6,190,000
Manchester, United Kingdom facility closure
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 8,796,000
Manchester, United Kingdom facility closure | Asset Impairment
Restructuring Cost and Reserve [Line Items]
Restructuring charges			5,629,000
Manchester, United Kingdom facility closure | Onerous Lease
Restructuring Cost and Reserve [Line Items]
Restructuring charges			$ 3,167,000